CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary shares	Ordinary shares Class A Ordinary Shares		Ordinary shares Class B Ordinary Shares		Preferred shares		Additional Paid-in Capital	Accumulated Deficit
Ordinary shares balance at beginning of period (in shares) at Dec. 31, 2019	[1]					40,073,011		0
Balance at beginning of period at Dec. 31, 2019		$ 27,612				$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 69,077	$ (41,465)
Preferred shares balance at beginning of period (in shares) at Dec. 31, 2019	[1]									95,170,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)	[1]									9,638,101
Issuance of shares		25,825										25,825
Exercise of options (in shares)	[1]					5,198,548
Exercise of options		209										209
Exercise of warrants (in shares)	[1]									25,990,711
Exercise of warrants		7,085										7,085
Share-based compensation		52,763										52,763
Net loss		(67,713)											(67,713)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2020	[1]					45,271,559		0
Balance at end of period at Dec. 31, 2020		45,781				$ 0	[1]	$ 0	[1]	$ 0	[1]	154,959	(109,178)
Preferred shares balance at end of period (in shares) at Dec. 31, 2020	[1]									130,799,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)	[1]					2,610,101		83,417,110
Exercise of options (in shares)	[1]					3,715,925
Exercise of options		809										809
Exercise of warrants (in shares)	[1]									10,662,377
Exercise of warrants		2,907										2,907
Conversion of preferred shares (in shares)	[1]					141,461,817				141,461,817
PIPE and merger financing (in shares)	[1]					41,203,234
SPAC merger and PIPE financing		258,159
Share-based compensation		448,077										448,077
Net loss		$ (505,330)											(505,330)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2021		317,679,746	234,262,636	83,417,110		234,262,636	[1]	83,417,110	[1]
Balance at end of period at Dec. 31, 2021		$ 250,403				$ 0	[1]	$ 0	[1]	$ 0	[1]	864,911	(614,508)
Preferred shares balance at end of period (in shares) at Dec. 31, 2021	[1]									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options and warrants (in shares)	[1]					6,735,347
Exercise of options and warrants		2,430										2,430
Issuance of shares for warrant exchange (in shares)					3,062,451
Issuance of shares for warrant exchange		3,104										3,104
Issuance of shares		$ 3,104
Exercise of options (in shares)		6,361,615
Share-based compensation		$ 26,892										26,892
Net loss		$ (107,420)											(107,420)
Ordinary shares balance at end of period (in shares) at Dec. 31, 2022		327,477,544	244,060,434	83,417,110		244,060,434	[1]	83,417,110	[1]
Balance at end of period at Dec. 31, 2022		$ 175,409				$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 897,337	$ (721,928)
Preferred shares balance at end of period (in shares) at Dec. 31, 2022	[1]									0

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 8, Merger with 10X Capital, for details.